FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

17.                     FAIR VALUE OF ASSETS AND LIABILITIES

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine their fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

Determination of fair value

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and cash equivalents: The carrying amounts of cash and short-term investments approximate fair values.

Securities: Fair values for the Company’s debt securities are obtained from a third-party pricing service and are based on models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. No further adjustments to such values are made by the Company.

Federal Home Loan Bank stock: Fair value is based on redemption provisions of the FHLB. The FHLB stock has no quoted market value.

Loans held for sale: Fair value is based on committed secondary market prices.

Loans: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  Fair values for other loans are estimated using discounted cash flow analyses, using market interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Capitalized mortgage servicing rights: Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income. The model utilizes a variety of assumptions, the most significant of which are loan prepayment assumptions and the discount rate used to discount future cash flows. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the third party valuation specialist. The discount rate is the moving average 10-year U.S. Treasury rate plus 5.0% and adjusted to reflect the current credit spreads and conditions in the market. Other assumptions include delinquency rates, foreclosure rates, servicing cost inflation, and annual unit loan cost. All assumptions are adjusted periodically to reflect current circumstances and all are obtained from independent market sources.

Deposits: The fair values for non-certificate accounts are, by definition, equal to the amount payable on demand at the reporting date which is the carrying amount.  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Securities sold under agreements to repurchase: The fair value estimate of securities sold under agreements to repurchase approximates carrying value as they mature daily and bear market interest rates.

Short-term FHLB advances: The fair value of short-term FHLB advances approximate carrying value, as they generally mature within 90 days.

Long-term FHLB advances: The fair value for long-term FHLB advances is estimated using discounted cash flow analyses based on current market borrowing rates for similar types of borrowing arrangements.

Mortgagors’ escrow accounts: The fair values disclosed for mortgagors’ escrow accounts are equal to the amounts payable on demand at the reporting date (i.e. their carrying amounts).

Accrued interest:  The carrying amounts of accrued interest approximate fair value.

Forward loan sale commitments and derivative loan commitments: Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Off-balance sheet instruments:  Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.  At December 31, 2012 and 2011, the fair value of commitments outstanding is not significant since fees charged are not material.

Assets and liabilities measured at fair value on a recurring basis

Assets measured at fair value on a recurring basis are summarized below.

				Total
				Assets
	Level 1	Level 2	Level 3	at Fair Value
	(In thousands)
At December 31, 2012

Assets

Securities available for sale
Residential mortgage-backed securities	$—	$8,184	$—	$8,184

At December 31, 2011

Assets

Securities available for sale
Government-sponsored enterprise obligations	$—	$503	$—	$503
Residential mortgage-backed securities	—	3,671	—	3,671
Total securities available for sale	$—	$4,174	$—	$4,174

The Company did not have any significant transfers of assets between levels 1 and 2 of the fair value hierarchy during the year ended December 31, 2012.

Assets and liabilities measured at fair value on a non-recurring basis

The Company may also be required, from time to time, to measure certain other financial assets on a non-recurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.  There are no liabilities measured at fair value on a non-recurring basis at December 31, 2012 and 2011.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2012 and 2011. The fair value adjustments represent the amount of write down recorded during the years ended December 31, 2012 and 2011 on the assets held at December 31, 2012 and 2011, respectively.

				Assets	Adjustments
	Level 1	Level 2	Level 3	at Fair Value	to Fair Value
	(In thousands)
At December 31, 2012

Impaired loans	$—	$—	$2,763	$2,763	$(320)
Other real estate owned	—	—	203	203	(19)
	$—	$—	$2,966	$2,966	$(339)

				Fair Value	Adjustments
	Level 1	Level 2	Level 3	Adjustments	to Fair Value
	(In thousands)
At December 31, 2011

Impaired loans	$—	$—	$1,028	$1,028	$(319)
Other real estate owned	—	—	30	30	(14)
	$—	$—	$1,058	$1,058	$(333)

Fair values of impaired loans are based on the appraised value of the underlying collateral considering discounting factors, if deemed appropriate, and as adjusted for selling costs. These appraised values may be discounted based on management’s historical knowledge, expertise or changes in market conditions from time of valuation. Fair value adjustments are reflected in the provision for loan losses.

Other real estate owned values are estimated using level 2 inputs based on appraisals of similar properties obtained from a third party. For level 3 inputs, fair values are based on management estimates.

Summary of fair value of financial instruments

The estimated fair values and related carrying amounts of the Company’s financial instruments are as follows. Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements.  Accordingly, the aggregate fair value amounts presented herein may not necessarily represent the underlying fair value of the Company.

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$6,789	$6,789	$—	$—	$6,789
Securities available for sale	8,184	—	8,184	—	8,184
Securities held to maturity	1,594	—	1,731	—	1,731
FHLB stock	2,861	2,861	—	—	2,861
Loans held for sale	2,606	2,642	—	—	2,642
Loans, net	180,599	—	—	193,764	193,764
Accrued interest receivable	617	617	—	—	617
Capitalized mortgage servicing rights	890	—	1,099	—	1,099

Financial liabilities:
Deposits	$154,439	$—	$154,860	$—	$154,860
Long-term FHLB advances	23,600	—	24,100	—	24,100
Mortgagors’ escrow accounts	1,034	1,034	—	—	1,034
Accrued interest payable	60	60	—	—	60

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$19,083	$19,083	$—	$—	$19,083
Securities available for sale	4,174	—	4,174	—	4,174
Securities held to maturity	2,322	—	2,506	—	2,506
FHLB stock	3,111	3,111	—	—	3,111
Loans held for sale	769	780	—	—	780
Loans, net	161,120	—	—	165,806	165,806
Accrued interest receivable	627	627	—	—	627
Capitalized mortgage servicing rights	458	—	493	—	493

Financial liabilities:
Deposits	$151,085	$—	$151,277	$—	$151,277
Securities sold under agreements to repurchase	573	573	—	—	573
Long-term FHLB advances	25,121	—	25,660	—	25,660
Mortgagors’ escrow accounts	730	730	—	—	730
Accrued interest payable	79	79	—	—	79